Significant accounting judgments and estimates (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Operating cash flows	$ (50,945)	$ (18,921)
Relief Canyon [Member]
Statement Line Items [Line Items]
Operating cash flows	$ 603